Segment Information - Summary of Geographical Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Sales revenues	¥ 45,095,325	¥ 37,154,298	¥ 31,379,507
Operating expenses	39,742,390	34,429,273	28,383,811
Operating income	5,352,934	2,725,025	2,995,697
Total assets	90,114,296	74,303,180	67,688,771
Non-current assets	16,486,260	14,553,580	14,158,559
Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	45,095,325	37,154,298	31,379,507
Japan [Member]
Disclosure of geographical areas [line items]
Sales revenues	21,020,721	17,583,196	15,991,436
Operating expenses	17,536,451	15,681,733	14,567,991
Operating income	3,484,270	1,901,463	1,423,445
Total assets	24,711,142	23,241,334	21,502,155
Non-current assets	5,827,404	5,658,859	5,501,046
Japan [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	10,193,556	9,122,282	8,214,740
Japan [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	10,827,165	8,460,914	7,776,696
North America [Member]
Disclosure of geographical areas [line items]
Sales revenues	17,943,072	13,843,901	11,166,479
Operating expenses	17,436,753	13,918,637	10,600,695
Operating income	506,319	(74,736)	565,784
Total assets	31,886,959	26,024,734	23,353,812
Non-current assets	7,374,724	6,255,561	6,251,499
North America [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	17,624,268	13,509,027	10,897,946
North America [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	318,805	334,874	268,534
Europe [Member]
Disclosure of geographical areas [line items]
Sales revenues	5,681,764	4,273,735	3,867,847
Operating expenses	5,293,668	4,216,276	3,704,874
Operating income	388,096	57,460	162,973
Total assets	8,749,680	6,813,474	5,711,271
Non-current assets	1,407,680	1,042,726	891,146
Europe [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	5,503,738	4,097,537	3,692,214
Europe [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	178,026	176,198	175,633
Asia [Member]
Disclosure of geographical areas [line items]
Sales revenues	8,730,749	8,044,906	6,530,566
Operating expenses	7,865,158	7,330,455	5,858,216
Operating income	865,591	714,451	672,350
Total assets	9,096,282	7,908,520	7,461,812
Non-current assets	1,190,348	1,031,057	977,235
Asia [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	7,604,269	7,076,922	5,778,115
Asia [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	1,126,479	967,984	752,452
Other [Member]
Disclosure of geographical areas [line items]
Sales revenues	4,389,785	3,472,193	2,928,183
Operating expenses	4,191,441	3,240,832	2,690,014
Operating income	198,345	231,362	238,169
Total assets	6,167,902	4,726,373	4,309,248
Non-current assets	686,104	565,377	537,631
Other [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	4,169,494	3,348,530	2,796,493
Other [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	220,292	123,663	131,690
Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of geographical areas [line items]
Sales revenues	(12,670,767)	(10,063,633)	(9,105,004)
Operating expenses	(12,581,079)	(9,958,659)	(9,037,980)
Operating income	(89,687)	(104,974)	(67,024)
Total assets	9,502,332	5,588,745	5,350,474
Inter-segment Elimination/Unallocated Amount [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	¥ (12,670,767)	¥ (10,063,633)	¥ (9,105,004)